Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended		7 Months Ended	12 Months Ended	13 Months Ended	19 Months Ended	25 Months Ended	31 Months Ended	37 Months Ended	43 Months Ended	49 Months Ended	55 Months Ended	61 Months Ended	67 Months Ended	79 Months Ended	91 Months Ended	103 Months Ended	115 Months Ended
		Feb. 28, 2026		Feb. 26, 2026		Feb. 25, 2021	Aug. 25, 2016	Mar. 31, 2026		Mar. 31, 2017	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Schwab Target 2010 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2010 Index Fund
Accumulated Value	[1],[2]						$ 9,990			$ 10,226.23			$ 10,795.49		$ 11,315.23		$ 11,380.86		$ 13,548.21		$ 13,758.81	$ 13,076.37	$ 14,353.83	$ 15,190.54	$ 16,595.85
Schwab Target 2015 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2015 Index Fund
Accumulated Value	[1],[2]						9,990			10,249.28			10,846.37		11,360.3		11,358.39		13,689.4		13,951.95	13,236.84	14,631.99	15,497.27	17,047.23
Schwab Target 2020 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2020 Index Fund
Accumulated Value	[1],[2]						9,980			10,369.15			11,126.19		11,652.47		11,632.99		14,135.78		14,436.21	13,689.82	15,214.32	16,117.62	17,795.56
Schwab Target 2025 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2025 Index Fund
Accumulated Value	[1],[2]						9,980			10,482.03			11,417.9		11,965.32		11,619.07		14,978.7		15,431.65	14,557.07	16,345.99	17,358.31	19,231.89
Schwab Target 2030 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2030 Index Fund
Accumulated Value	[1],[2]						9,980			10,566.48			11,635.72		12,189.22		11,581.25		15,632		16,273.74	15,265.87	17,563.52	18,693.42	21,186.79
Schwab Target 2035 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2035 Index Fund
Accumulated Value	[1],[2]						9,970			10,643.93			11,810.66		12,363.62		11,533.22		16,128.34		16,915.48	15,801.06	18,487.75	19,703.07	22,692.38
Schwab Target 2040 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2040 Index Fund
Accumulated Value	[1],[2]						9,970			10,709.49			11,991.13		12,529.65		11,502.81		16,572.66		17,489.64	16,273.17	19,293.96	20,581.93	24,002.05
Schwab Target 2045 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2045 Index Fund
Accumulated Value	[1],[2]						9,970			10,751.04			12,102.7		12,626.2		11,421.03		16,909.76		17,943.33	16,650.17	19,943.05	21,294.95	25,092.49
Schwab Target 2050 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2050 Index Fund
Accumulated Value	[1],[2]						9,970			10,780.19			12,165.81		12,680.43		11,367.99		17,100.56		18,189.89	16,841.34	20,306.67	21,693.34	25,764.52
Schwab Target 2055 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2055 Index Fund
Accumulated Value	[1],[2]						9,970			10,802.71			12,234.5		12,742.3		11,345.15		17,272.39		18,396.58	17,022.89	20,593.79	21,999.5	26,251.65
Schwab Target 2060 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2060 Index Fund
Accumulated Value	[1],[2]						9,970			10,811.14			12,240.76		12,757.95		11,290.16		17,352.92		18,522.19	17,121.7	20,768.4	22,198.64	26,569.82
Schwab Target 2065 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2065 Index Fund
Accumulated Value	[1]					$ 9,920						$ 10,892.73		$ 10,067.17		$ 12,244.03		$ 13,088.82		$ 15,702.53
Schwab Target 2070 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Target 2070 Index Fund
Accumulated Value	[1],[3]	$ 9,930		$ 10,000				$ 9,340
Dow Jones U.S. Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Total Stock Market IndexSM
Accumulated Value		9,907.89	[3]	10,000	[3]	9,969.03	9,999.25	9,418.74	[3]	11,035.84		11,520.06	12,562.72	10,509.29	13,650.32	13,593.98	12,384.13	14,557.17	20,146.37	17,198.25	22,497.73	20,523.79	26,547.93	28,428.97	33,586.77
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value		10,038.09	[3]	10,000	[3]	10,083.72	10,005.71	9,861.18	[3]	9,781.54		9,544.35	9,899.18	9,087.81	10,342.75	9,242.12	11,266.74	9,693.1	11,346.77	10,114.61	10,875.64	10,355.43	10,531.25	11,045.14	11,525.44
Target 2010 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2010 Passive Composite Index
Accumulated Value							9,992.54			10,236.88			10,818.78		11,340.45		11,466.29		13,588.28		13,822.16	13,129.37	14,433.01	15,281.89	16,685.25
Target 2015 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2015 Passive Composite Index
Accumulated Value							9,991.93			10,257.94			10,868.64		11,395.29		11,459.09		13,749.35		14,035.4	13,311.22	14,742.96	15,614.59	17,151.88
Target 2020 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2020 Passive Composite Index
Accumulated Value							9,987.84			10,368.01			11,139.51		11,674.79		11,709.95		14,167.03		14,494.01	13,731.88	15,283.69	16,189.44	17,858.27
Target 2025 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2025 Passive Composite Index
Accumulated Value							9,984.13			10,482.84			11,423.04		11,988.73		11,685.09		15,015.69		15,508.76	14,621.44	16,452.24	17,471	19,329.39
Target 2030 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2030 Passive Composite Index
Accumulated Value							9,981.04			10,570.33			11,636.15		12,213.73		11,638.87		15,660.25		16,347.64	15,315.06	17,651.54	18,774.11	21,241.64
Target 2035 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2035 Passive Composite Index
Accumulated Value							9,978.27			10,643.99			11,814.27		12,391.45		11,588.43		16,166.42		17,007.75	15,859.35	18,591.38	19,790.79	22,731.53
Target 2040 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2040 Passive Composite Index
Accumulated Value							9,975.59			10,713.38			11,984.48		12,555.93		11,551.85		16,616.36		17,596.93	16,344.24	19,411.21	20,679.61	24,034.45
Target 2045 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2045 Passive Composite Index
Accumulated Value							9,973.94			10,756.49			12,090.55		12,654.97		11,458.14		16,959.63		18,058.62	16,719.1	20,065.51	21,389.85	25,107.96
Target 2050 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2050 Passive Composite Index
Accumulated Value							9,972.86			10,783.44			12,156.59		12,715.99		11,408.51		17,161.51		18,328.41	16,931.51	20,449.9	21,801.89	25,777.26
Target 2055 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2055 Passive Composite Index
Accumulated Value							9,971.83			10,809.34			12,220.41		12,774.37		11,387.78		17,320.98		18,532.92	17,101.13	20,728.33	22,100.49	26,235.29
Target 2060 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2060 Passive Composite Index
Accumulated Value							$ 9,971.61			$ 10,816.2			$ 12,238.58		$ 12,788.99		$ 11,326.2		$ 17,418.02		$ 18,669.62	$ 17,211.47	$ 20,922.89	$ 22,312.81	$ 26,563.75
Target 2065 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2065 Passive Composite Index
Accumulated Value						$ 9,879.85						$ 10,880.3		$ 10,026.02		$ 12,212.57		$ 13,023.29		$ 15,549.22
Target 2070 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Target 2070 Passive Composite Index
Accumulated Value	[3]	$ 9,968.41		$ 10,000				$ 9,286.92

[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Total returns shown are since the fund’s inception date of February 26, 2026.